Financial risks - Contractual obligations and commitments (Details) $ in Thousands	Dec. 31, 2024 CAD ($)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and accrued liabilities	$ 26,294
Lease obligations	822
Long-term debt (Note 15)	10,200
Credit Facility (principal) (Note 15)	35,618
Deferred consideration and contingent payments (Note 16)	12,232
Purchase obligations (Note 33)	5,833
Capital commitments (Note 33)	5,267
Total	96,266
Less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and accrued liabilities	26,294
Lease obligations	361
Long-term debt (Note 15)	4,697
Credit Facility (principal) (Note 15)	35,618
Deferred consideration and contingent payments (Note 16)	3,597
Purchase obligations (Note 33)	5,691
Capital commitments (Note 33)	4,641
Total	80,899
1-2 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease obligations	461
Long-term debt (Note 15)	5,156
Deferred consideration and contingent payments (Note 16)	3,597
Purchase obligations (Note 33)	142
Capital commitments (Note 33)	626
Total	9,982
More than 3 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt (Note 15)	347
Deferred consideration and contingent payments (Note 16)	5,038
Total	$ 5,385